Average Annual Total Returns - ETF - Vanguard Energy Index Fund	ETF Shares Based on NAV 1 Year	ETF Shares Based on NAV 5 Years	ETF Shares Based on NAV 10 Years	ETF Shares Return After Taxes on Distributions 1 Year	ETF Shares Return After Taxes on Distributions 5 Years	ETF Shares Return After Taxes on Distributions 10 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	ETF Shares Based on Market Price 1 Year	ETF Shares Based on Market Price 5 Years	ETF Shares Based on Market Price 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Energy 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	9.32%	(3.29%)	2.13%	8.46%	(3.96%)	1.61%	6.14%	(2.45%)	1.73%	9.37%	(3.29%)	2.13%	9.27%	(3.48%)	2.12%	9.42%	(3.13%)		31.09%	11.27%	13.48%	9.42%	(3.13%)	2.27%